INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, amortization expense	$ (1,618)	$ (3,084)	$ (12,519)	$ (11,696)
Sotware developments [Member]
Intangible assets, estimated useful lives	5 years